INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2021
Income And Expenses [Abstract]
INCOME AND EXPENSES	INCOME AND EXPENSES

In thousands of euro	Note	2021	2020	2019
A. Other income
Government grants		—	1,023	1,865
Gain on disposal of fixed assets		—	6	546
Gain from cancellation of leases	6	1,097	1,036	64
Other income		451	297	108
Total other income		1,548	2,362	2,583
B. Other expenses
Impairment of receivable		—	(6)	—
Loss on disposal of fixed assets		—	(5)	(5)
Other charges		—	(6,842)	(6,906)
Total other expenses		—	(6,853)	(6,911)
Government grants recognized in other income in the prior year relate to grants received from Innovate UK, which is part of UK research and innovation, a non-departmental public body which is funded by the UK government (see note 17).

The other charges that were incurred in the prior year relate to fees that do not fall within the normal operating activity of the Group. These expenses relate to underwriter fees for the fund raising that occurred in October 2020.

In thousands of euro	2021	2020	2019
C. Expenses by nature
Depreciation and amortization	(20,568)	(9,652)	(4,770)
Impairment of tangible and intangible assets	(20,718)	(391)	(4,972)
Wages and salaries	(77,101)	(31,754)	(14,260)
Consultancy fees	(12,626)	(2,299)	(871)
Contractors	(5,204)	(1,535)	(2,241)
Rent and property utilities	(7,399)	(4,691)	(2,820)
Legal fees	(2,590)	(5,362)	(633)
Employee share scheme	(2,254)	(9,326)	—
Raw material and consumables	(21,463)	(9,683)	(5,107)
Marketing	(3,500)	(1,676)	(535)
Recruitment fees	(1,079)	(1,183)	(1,447)
Travel expenses, meals, and accommodation	(6,152)	(1,790)	(3,254)
Subscriptions	(11,761)	(4,844)	(2,194)
Insurance fees	(2,040)	(556)	(343)
Fees payable to the Company’s auditors for the current year audit of the Company’s annual accounts	(4,153)	(1,224)	—
Fees payable to the Company’s auditors for the prior year audits of the Company’s annual accounts	(42)	(1,809)	(393)
Fees payable to the Company’s auditors for other services	—	(272)	(154)
Other	(14,848)	(5,424)	(3,519)
Total cost of administrative, research and development and impairment expenses	(213,498)	(93,471)	(47,513)
An amount of EUR 4,456,000 (2020: EUR 3,269,000, 2019: EUR 1,043,000) of depreciation has been capitalized as it formed part of the costs directly attributable to assets under construction. The line item others includes training fees of EUR 1,155,850 (2020: EUR 304,609 and 2019: EUR 227,760), accounting fees of EUR 1,252,795 (2020: EUR 663,665 and 2019: EUR 295,547), freight costs of EUR 1,952,629 (2020: EUR 696,235 and 2019: EUR 351,273), and various other expense categories. The consultancy fees mainly reflect costs for the purchase of outside services which complement our in-house knowledge in further developing our products. In the prior year consultancy fees and raw material and consumables were presented gross and in the current year those line items are presented net of the costs that are eligible for capitalization. The prior year figures have been adjusted accordingly to enhance comparability. In 2021 consultancy fees amounting to EUR 24,619,269 were capitalized (2020: EUR 9,367,961 and 2019: EUR 3,675,658.